Goodwill	3 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill

	Three Months Ended	Year Ended
	March 31, 2023	December 31, 2022
	(in thousands)
Opening balance	$8,971,670	$9,037,931
Prior period acquisitions	—	(35,692)
Foreign exchange movement	7,464	(30,569)

Closing balance	$8,979,134	$8,971,670
There are no accumulated impairment charges as of March 31, 2023 and December 31, 2022.